Long-Term Debt and Capital Lease Obligations (Tables)	12 Months Ended
Dec. 31, 2011
Long-term Debt and Capital Lease Obligations [Abstract]
Schedule of Long-term Debt Instruments
Long-term debt and capital lease obligations consist of the following (in thousands):

	December 31, 2011	December 31, 2010
Capital lease obligations	$1,814	$2,799
Term loan	144,375	—
Convertible Senior Notes	29,111	200,000
	175,300	202,799
Less: current portion	(8,508)	(1,033)
	$166,792	$201,766

Schedule of Maturities of Long-term Obligations
Aggregate annual maturities of our long-term obligations at December 31, 2011, excluding capital lease obligations, are as follows (in thousands):

2012	$7,500
2013	13,125
2014	44,111
2015	20,625
2016	88,125
$173,486

Schedule of Future Minimum Lease Payments for Capital Leases [Table Text Block]
At December 31, 2011, future minimum lease payments under capital lease obligations, together with the present value of the net minimum lease payments, are as follows (in thousands):

2012	$1,080
2013	849
2014	18
2015	3
2016	—
Total minimum payments	1,950
Less amount representing interest	(136)
Present value of minimum lease payments	1,814
Current portion	(1,008)
Long-term portion	$806